NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

Received SEC
JUN 0 4 2009
Washington, DC 20549

09036989

VIA FACSIMILE AND U.S. MAIL
June 4, 2009

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

CERTPAC
001-6523

Re: Bank of America Corporation
Issuer CIK: 0000070858
Issuer File Number: 001 -06523
Form 8-A Date: 6/4/2009

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 3, 2009) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

Strategic Accelerated Redemption Securities®,
Linked to the iShares® FTSE/Xinhua 25 Index Fund, due June 1, 2011

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance